FAIR VALUE MEASUREMENTS - Level 3 Roll Forward (Details) - Warrants - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Series A Warrants
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	$ 54	$ 52	$ 53
Change in fair value		2	(1)
Issuance of warrants	369	0
Ending balance	423	54	52
Series D Warrants
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	2,596	0	0
Change in fair value		793	0
Issuance of warrants	6,933	1,803
Ending balance	$ 9,529	$ 2,596	$ 0